SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	Apr. 24, 2026
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

The consolidated balance sheet has been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Statements of comprehensive income, changes in equity and cash flows have not been presented because the Company has not engaged in any business or other activities except in connection with its formation.

Income Taxes	Income Taxes The Company is treated as a subchapter C corporation, and therefore, is subject to both federal and state income taxes.